The Millicom Group - A.4.2 Discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 5,804	$ 5,661	$ 5,624
Equipment, programming and other direct costs	(1,420)	(1,507)	(1,506)
Operating expenses	(1,915)	(2,043)	(1,890)
Other operating income (expenses), net	54	10	(2)
Operating profit (loss)	1,342	826	915
Interest income (expense), net	(670)
Other non-operating (expenses) income, net	(119)	36	(78)
Profit (loss) before taxes	552	175	238
Net profit/(loss) from discontinued operations	(3)	4	113
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit (loss)	$ (3)	$ 4
Discontinued operations | Discontinued operations - Tanzania
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			88
Equipment, programming and other direct costs			(26)
Operating expenses			(27)
Other expenses linked to the disposal of discontinued operations			(11)
Depreciation and amortization			(21)
Other operating income (expenses), net			4
Gain/(loss) on disposal of discontinued operations			120
Operating profit (loss)			127
Interest income (expense), net			(12)
Other non-operating (expenses) income, net			0
Profit (loss) before taxes			116
Tax expense			(3)
Net profit/(loss) from discontinued operations			113
Cash from operating activities, net			18
Cash from (used in) investing activities, net			(10)
Cash from (used in) financing activities, net			$ (9)